Lease liabilities	6 Months Ended
Jun. 30, 2022
Finance Debt
Lease liabilities

24.	Lease liabilities

Changes in the balance of lease liabilities are presented below:

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	962	548	1,510
Payment of principal and interest	(784)	(1,897)	(2,681)
Interest expenses	162	481	643
Foreign exchange gains and losses	(152)	(1,177)	(1,329)
Cumulative translation adjustment	262	1,115	1,377
Transfers	−	(36)	(36)
Balance at June 30, 2022	5,054	17,473	22,527

	In Brazil	Abroad	Total
Balance at December 31, 2020	4,340	17,310	21,650
Remeasurement / new contracts	324	477	801
Payment of principal and interest	(753)	(2,146)	(2,899)
Interest expenses	108	492	600
Foreign exchange gains and losses	(98)	(584)	(682)
Cumulative translation adjustment	148	576	724
Transfers	3	(17)	(14)
Balance at June 30, 2021	4,072	16,108	20,180

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2022	2023	2024	2025	2026	2027 onwards	Total
Balance at June 30, 2022	2,861	4,686	3,528	2,586	2,062	15,285	31,008
Balance at December 31, 2021	5,567	3,944	3,027	2,309	1,972	14,608	31,427

Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the six-month period ended June 30, 2022, amounted to US$ 598, representing 22% in relation to fixed payments (US$ 371 and 13% in the same period of 2021).

In the six-month period ended June 30, 2022, the Company recognized lease expenses in the amount of US$ 83 relating to short-term leases (US$ 46 in the same period of 2021).

At June 30, 2022, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 77,064 (US$ 79,557 at December 31, 2021).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 27.3.